Note 2 - Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	$ 0		$ 0
Voyage Contract, Standard Payment Term Percentage	95.00%
Number of Reportable Segments	1
Operating Lease, Weighted Average Discount Rate, Percent	9.09%
Operating Lease, Payments	$ 5,576,000
Accounting Standards Update 2016-02 [Member]
Prepaid Bareboat Charter Hire		$ (5,277,000)
Vessels [Member]
Salvage Value Per Lightweight Ton	$ 300
Property, Plant and Equipment, Useful Life (Year)	25 years